Sanctions	12 Months Ended
Dec. 31, 2019
Sanctions [Abstract]
Sanctions

36.  SANCTIONS

The following Enel Américas Group companies have received fines from administrative authorities:

a)	Edesur (Empresa Distribuidora del Sur S.A.)

As of December 31, 2019, in view of the pending sanctions imposed by the National Electricity regulator (ENRE) starting in the period that began on October 1, 2019, Edesur has been fined: (i) on two occasions for violations of street safety regulations (ENRE Resolutions 320/19 and 331/19) in the total sum of ARSBRL88.5 million (US$1.4 million), and (ii) on one occasion for violation of commercial quality standards (ENRE Resolution 319/19) in the total sum of  ARS28.5 million (US$476,000). In all cases, the fines have been appealed.

b)	Enel Generación Costanera S.A. (formerly Endesa Costanera)

As of December 31, 2019, an appeal against a fine imposed by the Federal Administration of Public Revenues ("AFIP") during 2015 for ARS58,480  (US$977) is pending. Likewise, together with said sanction, the payment of a tax difference of ARS9,746.63  (US$163) was ordered for violation of article 970 of the Customs Code. This fine was appealed and is pending resolution, since the return of the temporary export was fulfilled in a legal time and manner, a circumstance that was proved with the presentation of the corresponding support documentation.

c)	Enel Distribución Río (Ampla Energia e Serviços S.A. or “Ampla”)

In 2018, the São Gonçalo Municipal Secretariat for the Environment issued a notice of violation against Enel Distribución Río amounting to BRL47 million for alleged “air, water and soil pollution caused by the discarding and burning of irregularly disposed waste”. Enel Distribución Río has filed its administrative defenses against the fine which is pending resolution. As of December 31, 2019 the amount involved in the fine was BRL47.0 million (ThUS$11,605).

Tax sanctions: The company was fined upon being denied authorization to offset federal taxes. The Brazilian Tax Authority has been imposing isolated fines for 50% of the value of the offset that is requested and denied by the authority. The company filed its administrative defenses against the fines and is awaiting a decision. As of December 31, 2019, the amount involved is ThBRL7,008  (ThUS$1,742).

d)	Enel Distribución Ceará (Companhia Energetica do Ceará S.A. or “Coelce”)

In 2012, the Brazilian National Electricity Regulatory Agency (ANEEL) imposed a fine of BRL20.6 million on Enel Distribución Ceará for alleged errors in the records of the company’s asset base. Enel Distribución Ceará appealed against the fine which has been reduced to BRL11.2 million. Considering the need to legalize the company’s status with the ANEEL, Enel Distribución Ceará posted a bond and filed a lawsuit for the fine’s total nullification. On July 26, 2019, a decision was issued that dismissed the claim filed by Enel Distribución Ceará.  On August 27,2019, Enel Distribución Ceará filed an appeal, which is pending resolution. A favorable decision would result in a refund of the amount paid by Enel Distribución Ceará. As of December 31, 2019, the amount involved in the fine was BRL21.1 million (ThUS$5,217).

Tax sanctions: The company was fined upon being denied authorization to offset federal taxes. The Brazilian Tax Authority has been imposing isolated fines for 50% of the value of the offset that is requested and denied by the authority. The company filed its administrative defenses against the fines and is awaiting a decision. As of December 31, 2019, the amount involved is ThBRL1,062 (ThUS$264).

Tax sanctions: On January 21, 2018, the company was fined by the Tax Authority of the State Treasury of Ceará for alleged non-compliance with fiscal regulations (emission requirements and registration of transit invoices). The company filed its administrative defenses against the fines and is awaiting a decision. As of December 31, 2019, the amount involved is ThBRL915 (ThUS$227).

e)	Enel Distribución Goiás (formerly CELG Distribuição S.A. or “CELG”)

In 2016, the Brazilian National Electricity Regulatory Agency  (ANEEL) imposed a fine of BRL61 million on Enel Distribución Goiás for failure to fulfill a sector obligation (linked to the Account for the Development of Energy (Conta de Desenvolvimento Energético or CDE). Enel Distribución Goiás filed an appeal against the fine which is pending resolution. Enel Distribución Goiás posted a bond and filed a lawsuit for the fine’s total nullification, which is still pending resolution. As of December 31, 2019, the amount involved in the fine was BRL38.4 million (ThUS$9,474).

In 2019, the Brazilian National Electricity Regulatory Agency (ANEEL) imposed a fine of BRL62 million on Enel Distribución Goiás for breaches of customer service and energy supply quality indicators. Enel Distribución Goiás filed an appeal against the fine, which is pending resolution. As of December 31, 2019, the amount involved in the fine was BRL62 million (ThUS$15,308).

f)	Enel Distribución Sao Paulo (formerly Eletropaulo)

ANEEL fined Eletropaulo for alleged errors in the records of the company’s asset base. Eletropaulo filed an appeal which was dismissed. Eletropaulo filed a lawsuit seeking the total nullification of the fine. The judge rendered a decision dismissing Eletropaulo’s claim, and Eletropaulo has lodged an appeal with the court of second instance, which is pending resolution. As of December 31, 2019, the amount involved in the fine was BRL182.2 million (ThUS$45,314).

ANEEL fined Eletropaulo for alleged formal inconsistencies of asset accounting records. Eletropaulo asserted that the errors have not generated any negative practical consequences for tariffs, and even less for the service provided by the company. Eletropaulo’s administrative appeal was dismissed, and Eletropaulo filed a lawsuit for the total nullification of the fine. On May 29, 2019, the judge issued a judgment dismissing the claims made by Eletropaulo. On June 5, 2019, Eletropaulo presented a petition for clarification attachment against the judgment, which is pending a hearing. On December 27, 2019, a decision was issued confirming the impossibility of ANEEL to register Eletropaulo in its system of payment arrears and imposing the fine until the decision is final. As of December 31, 2019, the amount involved in the fine was BRL90.3 million (ThUS$22,472).

In 2012, ANEEL fined Eletropaulo for alleged formal inconsistencies of records of consumer supply quality indices, as well as the payment of compensation to customers for non-compliance with these indices. Eletropaulo filed its administrative defenses and is awaiting the decision of ANEEL’s Board of Directors. As of December 31, 2019, the amount involved in the fine was BRL24.3 million (ThUS$6,059).

In 2015, ANEEL fined Eletropaulo for alleged formal inconsistencies of records of consumer supply quality indices, as well as the payment of compensation to customers for non-compliance with these indices. Eletropaulo has filed its administrative defenses and is awaiting the decision of ANEEL’s Board of Directors. As of December 31, 2019, the amount involved in the fine was BRL24.3 million (ThUS$6,059).

On December 4, 2018, ANEEL fined Eletropaulo for customer service quality issues. On December 14, 2018, Eletropaulo filed its administrative defenses against the fine and is awaiting the analysis and decision of ANEEL’s Electric Services Oversight Authority (SFE). As of December 31, 2019 the amount involved in the fine was BRL40.5 million (ThUS$10,067).

ANEEL fined Eletropaulo for not complying with consumer supply quality indices during 2013. Eletropaulo filed its administrative defenses against the fine, which was decided unfavorably to the company. On July 24, 2018, Eletropaulo filed a lawsuit seeking the nullification of the fine, which is still pending resolution. As of December 31, 2019, the amount involved in the fine was BRL67.1 million (ThUS$16,692).

ANEEL fined Eletropaulo for not complying with consumer supply quality indices during 2014. Eletropaulo filed its administrative defenses against the fine, which was decided unfavorably to the company. On July 31, 2018, Eletropaulo filed a lawsuit seeking the nullification or reduction of the fine. On October 17, 2019, the court rejected Eletropaulo’s request for nullification, against which the company filed a petition for clarification of the decision. On December 16, 2019, the attachments were rejected.  As of December 31, 2019, the amount involved in the fine was BRL34.2 million (ThUS$8,521).

ANEEL fined Eletropaulo for nonconformity in the Budgetary Liquidation process. Eletropaulo filed its administrative defenses against the fine, which was decided unfavorably to the company. Eletropaulo filed a lawsuit seeking the nullification or reduction of the fine. The first instance ruling was unfavorable to Eletropaulo, which filed an appeal that is pending resolution. As of December 31, 2019, the amount involved in the fine was BRL22.4 million (ThUS$5,574).

ANEEL fined Eletropaulo for nonconformity in the Budgetary Liquidation process. Eletropaulo filed its administrative defenses against the fine, which was decided unfavorably to the company. Eletropaulo filed a lawsuit seeking the nullification or reduction of the fine. The first instance ruling was favorable to Eletropaulo. However, ANEEL filed an appeal that is pending resolution. As of December 31, 2019, the amount involved in the fine was BRL70.2 million (ThUS$17,458).

In February 2003, the Municipality of Jandira fined Eletropaulo for violation of municipal laws with respect to the road network in the municipality. Eletropaulo’s administrative defenses against the fines were decided unfavorably to the company. Eletropaulo filed a lawsuit seeking the nullification of the fine. The first instance ruling was unfavorable to Eletropaulo, which filed an appeal that is pending resolution. As of December 31, 2019, the amount involved was BRL20.5 million (ThUS$5,094).

In July 2002, the Municipality of Jandira fined Eletropaulo for violation of municipal laws with respect to the road network in the municipality. Eletropaulo’s administrative defenses against the fines were decided unfavorably to the company. Eletropaulo filed a lawsuit seeking the nullification of the fine. The first instance ruling was favorable to Eletropaulo. However, the municipality filed an appeal that is pending resolution. As of December 31, 2019, the amount involved was BRL23.8 million (ThUS$5,925).

The Municipality of Sao Paulo fined Eletropaulo for violation of municipal traffic laws involving a restricted area of circulation. Eletropaulo’s administrative defenses against the fines were decided unfavorably to the company. In 2011, Eletropaulo filed a lawsuit seeking the nullification of the fine. The first instance ruling was unfavorable to Eletropaulo, which filed an appeal that is pending resolution. As of December 31, 2019, the amount involved was BRL31.2 million (ThUS$7,797).

In February 2012, the Municipality of Itapevi fined Eletropaulo for violation of municipal laws with respect to the road network in the municipality. Eletropaulo’s administrative defenses against the fines were decided unfavorably to the company. Eletropaulo filed a lawsuit seeking the nullification of the fine. The first instance ruling was unfavorable to Eletropaulo, which filed an appeal that is pending resolution. As of December 31, 2019, the amount involved was BRL29.8 million (ThUS$7,414).

Tax sanctions: The company was fined upon being denied authorization to offset federal taxes. The Brazilian Tax Authority has been imposing isolated fines for  50% of the value of the offset that is requested and denied by the authority. The company filed its administrative defense against the fines and is awaiting a decision. As of December 31, 2019, the amount involved was ThBRL47,335 (ThUS$11,791).

g)	Enel Green Power Cachoeira Dourada S.A.

Tax sanctions: The company was fined upon being denied authorization to offset federal taxes. The Brazilian Tax Authority has been imposing isolated fines for 50% of the value of the offset that is requested and denied by the authority. The company filed its administrative defense against the fines and is awaiting a decision. As of December 31, 2019, the amount involved was  ThBRL1,064  (ThUS$264.5).

h)	Enel Cien S.A.

Tax sanctions: The company was fined upon being denied authorization to offset federal taxes. The Brazilian Tax Authority has been imposing isolated fines for 50% of the value of the offset that is requested and denied by the authority. The company filed its administrative defense against the fines and is awaiting a decision. As of December 31, 2019, the amount involved was  ThBRL86  (ThUS$21.4).

i)	Enel Generación Fortaleza (Central Geradora Termoelétrica Fortaleza S.A.)

Tax sanctions: The company was fined upon being denied authorization to offset federal taxes. The Brazilian Tax Authority has been imposing isolated fines for 50% of the value of the offset that is requested and denied by the authority. The company filed its administrative defense against the fines and is awaiting a decision. As of December 31, 2019, the amount involved is ThBRL2,038  (ThUS$506.6).

j)	Enel Distribución Perú S.A.A. (formerly Edelnor S.A.A.)

As of December 31, 2019, Enel Distribución Perú has incurred the following tax fines:

a)

As part of a corporate tax audit procedure for the 2006 fiscal year, the National Superintendence of Customs and Tax Administration  (SUNAT) issued a Notice of Fines to Enel Distribución Perú by means of which it imposed a fine of PEN2,451,254 (ThUS$739), by way of annual corporate income tax, whose default interest as of the payment date amounted to PEN2,264,959 (ThUS$683). It should be noted that the imposition of this penalty is being challenged in the Supreme Court of Justice.

b)

As part of a corporate tax audit procedure for the 2007 fiscal year, SUNAT issued a Notice of Fines to Enel Distribución Perú by means of which it imposed a fine of PEN2,424,073 (ThUS$731), by way of annual corporate income tax, whose current default interest amounts to PEN3,014,106 (ThUS$909). Similarly, SUNAT issued Notices of Fines to Enel Distribución Perú by means of which it imposed fines for omissions in the advances for the periods from January to December for the 2007 corporate income tax, which amounted to PEN2,150,442 (ThUS$648), whose current default interest to date amounts to PEN2,897,412 (ThUS$874). It should be noted that the imposition of these penalties is being challenged in the Tax Court (the administrative court of last instance) and PEN5,806,506 (ThUS$1,751) has been provisioned.

c)

As part of a corporate tax audit procedure for the 2008 fiscal year, SUNAT issued a Notice of Fines to Enel Distribución Perú by means of which it imposed a fine of PEN2,591,405 (ThUS$781) by way of annual corporate income tax, whose current default interest to date amounts to PEN2,749,236 (ThUS$829). Also, SUNAT issued Notices of Fines to Enel Distribución Perú by means of which it imposed fines for omissions in the advances for the periods from January and February for the 2008 corporate income tax, which amounted to PEN433,898 (ThUS$131), whose current default interest to date amounts to PEN549,825 (ThUS$166). Similarly, SUNAT issued Notices of Fines to Enel Distribución Perú by means of which it imposed fines for omissions in the advances for the periods from March to December for the 2008 corporate income tax, which amounted to PEN2,197,397 (ThUS$662), whose current default interest to date amounts to PEN2,643,099 (ThUS$797). The imposition of the aforementioned fines was resolved by the Tax Court, which issued a favorable but partial ruling, leaving without effect certain Notices of Fines. Enel Distribución Perú paid the related tax obligations for those Notices of Fines upheld. SUNAT has three calendar months to challenge the ruling of the Tax Court.

d)

As part of a corporate tax audit procedure for the 2009 fiscal year, SUNAT issued a Notice of Fines to Enel Distribución Perú by means of which it imposed a fine of PEN616,333 (ThUS$186)  by way of annual corporate income tax, whose default interest as of the payment date amounted to PEN400,616 (ThUS$121). Similarly, SUNAT issued Notices of Fines to Enel Distribución Perú by means of which it imposed fines for omissions in the advances for the periods from January to December for the 2009 corporate income tax, which amounted to PEN1,538,153 (ThUS$464), whose default interest as of the payment date amounted to PEN1,595,377 (ThUS$481). It should be noted that the imposition of these penalties is being challenged in the judicial court.

e)

As part of a corporate tax audit procedure for the 2010 fiscal year, SUNAT issued a Notice of Fines to Enel Distribución Perú by means of which it imposed a fine of PEN500,298 (ThUS$151) by way of annual corporate income tax, whose default interest as of the payment date amounted to PEN314,788 (ThUS$95). Similarly, SUNAT issued Notices of Fines to Enel Distribución Perú by means of which it imposed fines for omissions in the advances for the periods from January to December for the 2010 corporate income tax, which amounted to PEN374,545 (ThUS$113), whose default interest as of the payment date amounted to PEN422,876 (ThUS$127). It should be noted that the imposition of these penalties is being challenged in the Tax Court.

f)

As part of a corporate tax audit procedure for the 2011 fiscal year, SUNAT issued a Notice of Fines to Enel Distribución Perú by means of which it imposed a fine of PEN507,761 (ThUS$153) by way of annual corporate income tax, whose default interest as of the payment date amounted to PEN317,452 (ThUS$96). Similarly, SUNAT issued Notices of Fines to Enel Distribución Perú by means of which it imposed fines for omissions in the advances for the periods from January to December for the 2011 corporate income tax, which amounted to PEN593,147 (ThUS$179), whose default interest as of the payment date amounted to PEN425,908 (ThUS$128). It should be noted that the imposition of these penalties is being challenged in the Tax Court.

k)	Enel Generación Perú S.A.A. (formerly Edegel S.A.A.)

As of December 31, 2019, Enel Generación Perú has incurred the following tax fines:

•

As part of a corporate tax audit procedure for the 1999 fiscal year, SUNAT issued a Notice of Fines to Enel Generación Perú by means of which it imposed a fine of PEN2,076,888 (ThUS$626) by way of annual corporate income tax, whose default interest as of the payment date amounted to PEN10,501,965 (ThUS$3,166). It should be noted that the imposition of this penalty is being challenged in the judicial courts.

•

As part of a corporate tax audit procedure for the 2000 and 2001 fiscal years, SUNAT issued a Notice of Fines to Enel Generación Perú by means of which it imposed a fine by way of corporate income tax for the year 2000. Taking into account various payments made and the reassessment made by SUNAT, to date, this penalty amounts to PEN6,460,523 (ThUS$1,948), and the default interest to date amounts to PEN14,786,488 (ThUS$4,458). Enel Generación Perú is currently challenging the reassessment of the fine at the Tax Court and the underlying substantive issue in the judicial courts. It is noted that PEN7,928,535 (ThUS$2,390) has been duly paid.

•

As part of an audit procedure for the Ad Valorem General Sales Tax (IGV) and Municipal Promotion Tax (IPM) on imports for 2008 and 2009, SUNAT issued a Notice of Fines to Enel Generación Perú by means of which it imposed a fine of ThUS$2,974 (customs fines are settled in U.S. dollars). It should be noted that the imposition of this penalty is being challenged in the judicial courts, for which PEN5,832,129 (ThUS$1,758) had to be paid, and its default interest as of the payment date amounted to PEN3,395,224 (ThUS$1,024). It should be noted that the full amount of the tax obligation due related to the above-mentioned Notice of Fines was not paid since part of it was prescribed.

l)	Enel Perú S.A.C. (formerly Generandes)

As of December 31, 2019, Enel Perú had incurred the following tax fine:

As part of an audit procedure for corporate tax and IGV for fiscal year 2000, SUNAT issued a Notice of Fines to Enel Perú by means of which it imposed a fine of PEN2,920,104 (ThUS$880) by way of annual corporate income tax and whose default interest as of the payment date amounted to PEN14,053,695 (ThUS$4,237). Similarly, SUNAT issued Notices of Fines to Enel Perú by means of which it imposed fines of PEN1,771,933 (ThUS$534) for the improper application of the IGV for the periods of April,  June and October 2000, whose default interest as of the payment date amounted to PEN10,231,619 (ThUS$3,085). It should be noted that the imposition of these penalties is being challenged in the judicial courts.

m)	Enel Generación Piura (formerly EEPSA)

As of December 31, 2019, Enel Generación Piura has incurred the following tax fine:

As part of a tax audit procedure for the IGV and IPM on imports for the 2011 fiscal year, SUNAT issued a Notice of Fines to Enel Generación Piura by means of which it imposed a penalty of PEN6,868,256 (ThUS$2,071), whose current default interest to date amounts to PEN4,844,855 (ThUS$1,461). It should be noted that the imposition of this penalty is being challenged in the judicial courts.

n)	Emgesa
•

There is no pending resolution that implies a possible fine by the Superintendency of Public Utilities, for violations of the legal system, specifically Law No. 142, Law No. 143 and the regulations issued by the Energy and Gas Regulation Commission. As of December 31, 2019, there was only one sanction procedure that was closed in 2013, which consisted of a warning (without monetary value), for matters like those mentioned in this paragraph.

•

The National Environmental Licensing Authority (ANLA) confirmed the fine imposed on Emgesa amounting to COP2,503,258,650 (US$762,083), for the alleged non-compliance with the Environmental License, in relation to the removal of wood and biomass resulting from the exploitation for forestry purposes of the reservoir basin of the El Quimbo Hydroelectric Project. A lawsuit for annulment and restoration of rights has been filed. The claim has already been admitted. On February 14, 2019, the Administrative Court of Cundinamarca denied the suspension of the administrative act, and the process is awaiting an initial hearing date.

•

The Regional Autonomous Corporation of Upper Magdalena  (CAM) ruled on the appeal filed against Resolution No. 2239 of July 29, 2016, in which a fine of COP758,864,000 (US$231,026) was imposed on Emgesa for violations of environmental regulations. The decision held that Emgesa’s activities were undertaken without a prior environmental permit as required by regulation (Opening of the road above the 720 level of the El Quimbo-PHEQ Hydroelectric Project). The fine was reduced to COP492,700,000 (US$149,996). A request for conciliation was filed to exhaust the procedural requirement and a lawsuit for annulment and restoration of rights has been filed.

The process is awaiting a decision from CAM.

-

On January 12, 2018, the company was notified of CAM Resolution Nos. 3567, 3568, and 3569 of December 4, 2017, which confirmed the penalties imposed by CAM in November 2016 pursuant to Resolution Nos. 3590, 3653, and 3816 of November 2016 for not having the discharge permits for the resettlements of the PHhEQ project, according to environmental regulations. The conciliations were presented as a procedural requirement, and the respective claims of nullity of restoration and of the right were presented. The conciliation request process was presented within four months before the expiration of the term, to which no response was obtained, and lawsuits were filed.

o)	Codensa
-

On July 26, 2017, the Superintendency of Public Utilities, in File No. 2016240350600015E, decided to impose a fine on Codensa S.A. ESP of COP 1,475,434,000 (US$449,176) for the breach of the ITAD continuity indicators established in CREG Resolution 097 of 2008, considering that the quality indicators were violated. The fine imposed was appealed for reconsideration before the Superintendency, and through Resolution No. 20182400096585 of July 18, 2018, the Superintendency confirmed the fine, thus making the fine final. The fine was paid  on October 10, 2018.

-

On October 3, 2017, the Superintendency of Public Utilities, in File No. 20152403600122E, decided to impose a fine of COP 1,490,188,340 (US$453,667) on Codensa S.A. ESP for failure to comply with its fatal accident reporting obligations to the Unique Information System (SUI) of the Superintendency and violations of the regulations on electrical safety established in the Technical Regulation of Electrical Installations (RETIE). The fine imposed was appealed for reconsideration before the Superintendency, and through Resolution No. 20182400104695 of August 15, 2018, the Superintendency confirmed the fine, thus making the fine final. The fine was paid on September 3, 2018.

-

On October 3, 2017, the Superintendency of Public Utilities, in File No. 2015240350600102E, decided to impose a fine of COP 981,163,610 (US$298,702) on Codensa S.A. ESP for violations of the infrastructure security regulations established in the Technical Regulations of Electrical Installations (RETIE). The sanction imposed was appealed for reconsideration before the Superintendency, and through Resolution No. 20182400105125 of August 16, 2018, the Superintendency confirmed the fine, thus making the fine final. The fine was paid on September 3, 2018.

-

On February 12, 2018, the Superintendency of Public Utilities, in File No. 2016240350600061E, decided to impose a fine of COP  15,624,840 (US$4,757) on Codensa S.A. E.S.P. for the company’s failure in the provision of service because the estimated regulatory offsets for 1 user of the service exceeded the distribution charge billed for the respective month. The fine imposed was appealed for reconsideration before the Superintendency and, through Resolution No. 20182400130455 of November 8, 2018, the Superintendency confirmed the fine, thus making the fine final. The fine was paid on January 22, 2019.

-

On February 28, 2018, the Superintendency of Public Utilities, in File No. 2015240350600113E, decided to impose a fine of COP  62,499,360 (US $ 19,027) on Codensa S.A. E.S.P. for the company’s failure in the provision of service because the estimated regulatory offsets for 10 users of the service exceeded the distribution charge billed for the respective month. The fine imposed was appealed for reconsideration before the Superintendency, and through Resolution No. 20192400004785 of March 5, 2019, the Superintendency confirmed the fine, thus making the fine final. The fine was paid on March 29, 2019.

-

On May 27, 2019, the Superintendency of Public Utilities, in File No. 2017240350600018E, decided to impose a fine of COP 39,749,568 (US$12,101) on Codensa S.A. E.S.P. for the company’s failure in the provision of the service because the estimated regulatory offsets for seven users of the service exceeded the distribution charge billed for the respective month. The fine imposed was appealed for reconsideration before the Superintendency and is pending a decision.

-	On July 26, 2019, the Superintendency of Public Utilities decided to impose a fine of COP 1,656,232,000 (US$504,217) on Codensa S.A. E.S.P.
-

for the company’s failure to timely report NT4 assets that were out of operation so that they could be excluded from remuneration. The fine imposed was appealed for reconsideration before the Superintendency and is pending a decision.

-

On June 30, 2017, Codensa was notified of a decision in which the Superintendency of Industry and Commerce (SIC) fined Codensa COP 241,309,250  (US$73,463) on the basis of a complaint filed by Mrs. Claudia Milena Muñoz Triviño. The decision held that Codensa violated the Colombian personal data protection regime by publishing personal information referring to the complainant (her residence address) on Twitter. On December 13, 2017, the SIC issued Resolution No. 6323 of October 4, 2017 by which it resolved the appeals for reconsideration filed against the initial decision, confirming the fine. On December 20, 2017, the fine was paid. A lawsuit for nullification and restoration of rights has been filed and is pending a decision.

p)	Cartagena Central Port Society (SPCC):
-

On July 12, SPCC was notified of the Resolution in which the Superintendence of Ports and Transport confirmed, upon reconsideration, a fine imposed on SPCC for not reporting the information referred to in Circular 88 of 2016, regarding the vehicle service capacity per day and the storage capacity of each port operation. The amount of the fine is  COP18,442,925 (US$5,609).  The appeal for reconsideration and appeal subsidy was filed, and in this appeal the fine was confirmed.

q)	Enel Américas S.A.
-

On June 30, 2019, the General Treasury of the Republic of Chile notified Enel Américas S.A. of an amount owed for a fine in the determination and payment of the Stamp Tax for 2016, which were not paid within the time period established by law. The fine has been paid, but the company considers them improper or excessive and is challenging its imposition and requesting a refund. The fine amounted to ThCh$326,870 (US$435,000).

In relation to the sanctions described above, the Group has established provisions for ThUS$33,792 as of December 31, 2019. Although there are other sanctions that also have associated provisions but are not described in this note because they individually represent immaterial amounts, management of the company considers that the provisions recorded are adequate to cover the risks resulting from sanctions, and therefore do not expect additional liabilities other than those already specified.